Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Subsequent Events [Abstract]
Subsequent Events

NOTE 12 – SUBSEQUENT EVENTS

Change in Control, Appointment of New Board Member and Chief Executive Officer and Other Corporate Actions

On November 13, 2020, Mr. Phil Sands was appointed as a member of the Board of Directors of the Company, and to serve as our new Chief Executive Officer, a role which he assumed following the ten-day period after the mailing of a Schedule 14F to our shareholders of record, Eric Rice has resigned from all officer and director positions with the Company.

On November 15, 2020, the Company entered into an interim compensation agreement with Mr. Phil Sands providing for monthly compensation of $8 commencing December 1, 2020 until March 1, 2021.

On November 16, 2020, the Company entered into a Control Block Transfer Agreement with Eric Rice and Phil Sands, pursuant to which, Mr. Rice agreed to transfer 2,500,000 shares of the Company’s Series A Super Voting Preferred Stock to Mr. Sands, representing a transfer of majority voting control over the Company because the holder of such 2,500,000 shares of our Series A Super Voting Preferred Stock automatically carries a vote equal to 51% on all matters submitted to a vote of the holders of our Common Stock and Preferred Stock. Mr. Rice agreed to transfer the Control Block to Phil Sands in order to consummate the Company’s transition into a holding company (transition phase), without requiring the Company to further dilute its stock through the issuance of new shares.

During the transition phase, the Company has furloughed most of its employees, and formulation of product has been intermittent while fulfilling orders has continued. Finished goods inventory is been replenished by packaging and labeling inventory classified as raw materials. Management believes that order fulfilment can continue into the first quarter of 2021, while any organizational and staffing changes are being evaluated.

On November 16, 2020, the Company entered into a Share Cancellation Agreement with Eric Rice, holder of 18,030,032 shares of QNTA Common Stock, pursuant to which Mr. Rice agreed to cancel 17,030,032 shares, and to retain ownership of 1,000,000 shares of Common Stock. Mr. Rice agreed to cancel and return to treasury 17,030,032 shares in order to assist the Company with its plans to attract experienced management, reorganize into a holding company, while transitioning the Company’s existing CBD business operations into a newly formed operating subsidiary, without requiring QNTA to further dilute its stock through the issuance of new shares.

On November 20, 2020, the Board of Directors approved an increase in the Company’s authorized shares of Common Stock from 100,000,000 to 500,000,000 shares by Unanimous Written Consent in order to provide the Company with sufficient shares to adequately pay down its debt, to allow for compensation to vendors and executives for ongoing services being rendered to the Company, and to accommodate for future financings and acquisitions. On November 20, 2020, the Board Received the Majority Shareholder’s Consent from Phil Sands, holder of 2,500,000 shares of our Series A Preferred Stock, approving the increase in our authorized shares of Common Stock to 500,000,000. No changes to our Preferred Stock are being made. The Secretary of the state of Nevada approved the amendment to the articles of incorporation and approved the share increase.

Issuances of Common Stock

In October 2020, the Company issued 2,509,217 shares of common stock for conversion of $43 of principal and $9 of accrued interest at contracted prices. Following the conversion, the principal and accrued interest of the related note were fully liquidated.

On December 3, 2020, the Company issued 420,055 shares of common stock for conversion of $40 of principal and $2 of accrued interest at contracted prices. Following the conversion, the principal and accrued interest of the related note were fully liquidated.

On January 4, 2021, the Company issued 500,000 shares of common stock to an individual for services. The shares were valued on the issuance date at $30,000, which will be charged to compensation expense.

Cancellation of Shares Issued for Compensation

On December 29, 16,951,432 shares of common stock previously issued to the former CEO were cancelled in accordance with the November 16, 2020 Share Cancellation Agreement.

Convertible Notes Issued

In November 2020, the Company issued four notes payable for aggregate proceeds of $85,000 and received $77 in cash. The notes are convertible into common shares of stock at the fixed price of $0.015 per share. The notes mature in April 2021 and bear interest at 10%. The note holders were issued 155,000 of restricted shares of common stock at $0.0365 for total of $6 of fair value. The Company defaulted on these notes due to a failure to file the September 30, 2020 Form 10Q on a timely basis and therefore is subject default penalties of 150% of accrued interest and principal.

Between November 10 and December 17, 2020, the company issued 4 convertible notes to three third parties having total principal of $335,000. The notes have OID and BCF discounts totaling $335,000, to be amortized over the six month terms of the notes. The notes carry 10% interest and convert into common shares at a fixed price of $0.015.

On December 9, 2020, the Company issued a convertible promissory note to Trillium Partners LP for $25. The note: carries $3 of original issue discount (OID), may be converted into the Company’s common stock at $0.015 per share, bears interest at 10% and matures on June 30, 2021. The OID will be amortized to interest expense over the term of the note and the beneficial conversion feature will be recognized as a debt discount and additional paid in capital.

On December 16, 2020, the Company issued a convertible promissory note to Trillium Partners LP for $23. The note: carries $3 of original issue discount (OID), may be converted into the Company’s common stock at $0.015 per share, bears interest at 10% and matures on June 30, 2021. The OID will be amortized to interest expense over the term of the note and the beneficial conversion feature will be credited to additional paid in capital and $20,000 will be recognized as a debt discount and amortized to interest expense over the term of the note.

Amendments to Convertible Notes effective September 30, 2020 to Cure Defaults

On December 9, 2020, the Company executed an amendment to its convertible note payable issued to Livingston Asset Management LLC on April 27, 2020, curing the defaults under the terms of the original note. The maturity was extended to June 30, 2021, the conversion terms were changed from fixed percentage discount to a fixed price of $0.015. Additionally, the investor is now entitled to deduct $1,000 for each conversion to cover related costs.

On December 9, 2020, the Company executed an amendment to its convertible note payable issued to Alpha Capital Anstalt on April 27, 2020, curing the defaults under the terms of the original note. The principal was restated under the default terms to be $160, the maturity was extended to June 30, 2021, the conversion terms were changed from fixed percentage discount to a fixed price of $0.015. Additionally, the investor is now entitled to deduct $1,000 for each conversion to cover related costs.

On December 9, 2020, the Company executed an amendment to its convertible note payable issued to Trillium Partners LP on April 27, 2020, curing the defaults under the terms of the original note. The principal was restated under the default terms to be $160, the maturity was extended to June 30, 2021, the conversion terms were changed from fixed percentage discount to a fixed price of $0.015. Additionally, the investor is now entitled to deduct $1,000 for each conversion to cover related costs.

On December 9, 2020, the Company executed an amendment to its convertible note payable issued to an individual on April 27, 2020, curing the defaults under the terms of the original note. The principal was restated under the default terms to be $36, the maturity was extended to June 30, 2021, the conversion terms were changed from fixed percentage discount to a fixed price of $0.015. Additionally, the investor is now entitled to deduct $1,000 for each conversion to cover related costs.

On December 9, 2020, the Company executed an amendment to its convertible note payable issued to Trillium Partners LP on May 27, 2020, curing the defaults under the terms of the original note. The principal was restated under the default terms to be $18, the maturity was extended to June 30, 2021, the conversion terms were changed from fixed percentage discount to a fixed price of $0.015. Additionally, the investor is now entitled to deduct $1,000 for each conversion to cover related costs.

On December 9, 2020, the Company executed an amendment to its convertible note payable issued to Alpha Capital Anstalt on May 27, 2020, curing the defaults under the terms of the original note. The principal was restated under the default terms to be $9, the maturity was extended to June 30, 2021, the conversion terms were changed from fixed percentage discount to a fixed price of $0.015. Additionally, the investor is now entitled to deduct $1,000 for each conversion to cover related costs.

On December 9, 2020, the Company executed an amendment to its convertible note payable issued to Trillium Partners LP on June 26, 2020, curing the defaults under the terms of the original note. The principal was restated under the default terms to be $154, the maturity was extended to June 30, 2021, the conversion terms were changed from fixed percentage discount to a fixed price of $0.015. Additionally, the investor is now entitled to deduct $1,000 for each conversion to cover related costs.

On December 9, 2020, the Company executed an amendment to its convertible note payable issued to Trillium Partners LP on August 27, 2020, curing the defaults under the terms of the original note. The principal was restated under the default terms to be $71, the maturity was extended to June 30, 2021, the conversion terms were changed from fixed percentage discount to a fixed price of $0.015. Additionally, the investor is now entitled to deduct $1,000 for each conversion to cover related costs.

The amendments to the notes above have been recognized in the financial statements as of September 30, 2020, as loss on debt extinguishment (for changes in principal amount of $315) the beneficial conversion features recorded as additional paid in capital and were charged to loss on debt extinguishment ($901) and debt discount of $315 which will be amortized with periodic charges to interest expense over the amended terms of the notes.

Amendments to Convertible Notes Issued Subsequent to September 30, 2020 to Cure Defaults

On December 9, 2020, the Company executed an amendment to its convertible note payable issued to Alpha Capital Anstalt on November 3, 2020, curing the defaults under the terms of the original note. The principal was restated under the default terms to be $35, the maturity was extended to June 30, 2021, the conversion terms were changed from fixed percentage discount to a fixed price of $0.015. Additionally, the investor is now entitled to deduct $1,000 for each conversion to cover related costs.

On December 9, 2020, the Company executed an amendment to its convertible note payable issued to an individual on November 3, 2020, curing the defaults under the terms of the original note. The principal was restated under the default terms to be $26, the maturity was extended to June 30, 2021, the conversion terms were changed from fixed percentage discount to a fixed price of $0.015. Additionally, investor is now entitled to deduct $1,000 for each conversion to cover related costs.

On December 9, 2020, the Company executed an amendment to its convertible note payable issued to another individual on November 3, 2020, curing the defaults under the terms of the original note. The principal was restated under the default terms to be $26, the maturity was extended to June 30, 2021, the conversion terms were changed from fixed percentage discount to a fixed price of $0.015. Additionally, the investor is now entitled to deduct $1,000 for each conversion to cover related costs.

On December 9, 2020, the Company executed an amendment to its convertible note payable issued to Trillium Partners LP on November 3, 2020, curing the defaults under the terms of the original note. The principal was restated under the default terms to be $43, the maturity was extended to June 30, 2021, the conversion terms were changed from fixed percentage discount to a fixed price of $0.015. Additionally, the investor is now entitled to deduct $1,000 for each conversion to cover related costs.

NOTE 13 – SUBSEQUENT EVENTS

In February 2020, the Company issued one unsecured convertible promissory note for $153,000, bearing interest at 22% per annum, and maturing in August 2020. The note is convertible at a 39% discount to the price of the Company’s common stock, as defined.

In February 2020, the Company received $30,000 for subscriptions for shares of common stock to be issued in a private placement.

On December 19, 2019, the Company entered into a non-cancelable real property lease agreement for approximately 3096 square feet of office, research, and production space in Burbank, California. The Company took possession of the space in February 2020. The lease term is for 60 months with an option to extend the term for an additional five years thereafter. The lease has with the annual fixed rental payments escalating from $7,500 to $8,441 during the original term. The aggregate total fixed rent is approximately $478,000 and will result in the recognition of an operating lease right-of-use asset of approximately $430,000 and corresponding lease liabilities of approximately the same amount. The Company also paid a security deposit of $16,883.

In March 2020, the World Health Organization declared coronavirus COVID-19 a global pandemic. This contagious disease outbreak, which has continued to spread, and any related adverse public health developments, have adversely affected workforces, customers, economies, and financial markets globally, likely leading to an economic downturn. It has also disrupted the normal operations of many businesses. This outbreak could decrease spending, adversely affect demand for our product and harm our business and results of operations. It is not possible for us to predict the duration or magnitude of the adverse results of the outbreak and its effects on our business or results of operations at this time.

In March 2020, the Company issued approximately 241,000 shares of common stock with a fair value of approximately $28,000 to employees for services.